ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2019
ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

NOTE 1 – ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

OVERVIEW OF BUSINESS

TORM plc is a shipping company, incorporated in the United Kingdom, which owns and operates a fleet of product tankers. Unless otherwise indicated, the terms "TORM plc," "we," "us," "our," the "Company" and the "Group" refer to TORM plc and its consolidated subsidiaries, which includes TORM A/S and its consolidated subsidiaries.

TORM plc is listed on the stock exchange Nasdaq in Copenhagen, Denmark, and on Nasdaq in New York, United States.

BASIS OF PREPARATION

The consolidated financial statements of the Group have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as adopted by the EU and as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared on a going concern basis and under the historical cost convention except where fair value accounting is specifically required by IFRS.

The functional currency of the Company  is USD, and the Company applies USD as presentation currency in the preparation of the consolidated financial statements.

GOING CONCERN

The financial position of the Group, its cash flows, liquidity position and borrowing facilities are set out on pages 39-46. As of 31 December 2019, TORM’s available liquidity including undrawn facilities was USD 246m, including a cash position including restricted cash of USD 72m. TORM’s net debt was USD 786m and the net debt loan-to-value ratio was 46%. In addition, the Group has in February 2020 obtained bank financing of USD 496m replacing existing debt and removing all major debt maturities until 2026. This has been taken into consideration in the Directors’ assessment of the financial position. Further information on the Group’s objectives and policies for managing its capital, its financial risk management objectives and its exposure to credit and liquidity risk can be found in note 20 to the financial statements. The principal risks and uncertainties facing the Group are set out on pages 33-38, and details on the refinancing are described in note 2.

The Group monitors its funding position throughout the year to ensure that it has access to sufficient funds to meet its forecast cash requirements, including newbuilding and loan commitments, and to monitor compliance with the financial covenants within its loan facilities, details of which are available in note 2 to the financial statements. Sensitivity calculations are run to reflect different scenarios including, but not limited to, future freight rates and vessel valuations in order to identify risks to future liquidity and covenant compliance and to enable Management to take corrective actions, if required. The Group also pays special attention to the recent COVID-19 outbreak and the associated effects on the product tanker market and has included the currently expected impact in the sensitivity analysis.

The Board of Directors has considered the Group’s cash flow forecasts and the expected compliance with the Company’s financial covenants for a period of not less than 12 months from the date of approval of these financial statements. Based on this review, the Board of Directors has a reasonable expectation that, taking into account reasonably possible changes in trading performance and vessel valuations, the Group will be able to continue in operational existence and comply with its financial covenants for the next 12 months. Accordingly, the Group continues to adopt the going concern basis in preparing its financial statements.

ADOPTION OF NEW OR AMENDED IFRS STANDARDS

TORM has implemented the following standards and amendments issued by the IASB and adopted by the EU in the consolidated financial statements for 2019:

•	IFRIC Interpretation 23, Uncertainty over Income Tax Treatments
•	Amendments to IFRS 9: Prepayment Features with Negative Compensation
•	Annual Improvements 2015-2017 Cycle (issued in December 2017)
•	Amendments to IAS 19: Plan Amendment, Curtailment or Settlement
•	Amendments to IAS 28: Long-term interests in associates and joint ventures
•

TORM has elected to early adopt the amendments to IFRS 9, IAS 39 and IFRS 7, 'Interest Rate Benchmark Reform'. The transition provisions require that the amendments are adopted retrospectively to hedging relationships that existed at the start of the reporting period or were designated thereafter, and to the amount accumulated in the cash flow reserve at that date. The reliefs specify that the IBOR reform should not generally cause hedge accounting to terminate. Hence there are reliefs in the amendments that apply to the hedging relationships directly affected by the IBOR reform.

•

IFRS 16: On 1 January 2019, TORM adopted IFRS 16 “Leases”, which is mandatory for accounting periods beginning 1 January 2019 or later. The standard was implemented using the modified retrospective approach, whereby right-of-use assets at the date of initial application are measured at an amount equal to the lease liability, which as of 1 January 2019 amounted to USD 9.9m. The impact of the standard for TORM was limited to leasing agreements regarding office buildings and other administrative contracts such as cars, office equipment, etc. The presentation in the 2019 income statement has changed, which resulted in the recording of "Depreciation" of USD 2.5m and "Financial expenses" (interest) of USD 0.4m, in contrast to the recording of an operating lease charge of a materially equivalent figure within the line item "Administrative expenses" under IAS 17. Although this reclassification has had an insignificant overall net effect on the Profit and Loss in 2019, it has improved the Alternative Performance Measure (APM) "EBITDA" by approximately USD 2.5m. Comparative information has not been restated.

•	In implementing IFRS 16, TORM has applied the following recognition exemptions and practical expedients:
•	Relied on the definition under IAS 17 and IFRIC 4 to determine whether contracts at the date of initial application contain a lease
•

Not recognized right-of-use assets and lease liabilities related to low value and short-term leases. Short-term leases are defined as leases with a remaining contract period of 12 months or less at the date of initial application

•	Applied a single discount rate to a portfolio of leases with reasonably similar characteristics
•	Excluded initial direct costs from the recognition of right-of-use assets at the date of initial application
•	Relied on the assessment of whether a contract is onerous under IAS 37 at the date of initial application instead of performing an impairment review under IAS 36
•	For leases held under finance lease as of 31 December 2018, the carrying amount continues under IFRS 16

Reconciliation of lease liabilities pursuant to IFRS 16 on transition:

USDm	2019
Total operating lease commitments at 31 December 2018	6.2
Recognition exemptions:
Leases of low value assets	—
Leases with remaining lease term of 12 months or less	—
Operating lease liabilities before discounting	6.2
Discounted using incremental borrowing rate	(0.6)
Operating lease liability	5.6
Reasonably certain extension options	4.5
Other adjustments	(0.2)
Finance lease liabilities recognized under IAS 17	25.3
Total lease liabilities recognized under IFRS 16 at 1 January 2019	35.2

On transition to IFRS 16, TORM recognized lease liabilities in relation to leases which had previously been classified as operating leases in accordance with IAS 17.

The weighted average borrowing rate applied to lease liabilities recognized in the balance sheet as of 1 January 2019 is 4.9%.

It is assessed that application of other new interpretations effective on 1 January 2019 has not had any material impact on the consolidated financial statements in 2019.

ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

IASB has issued a number of new or amended accounting standards (IFRS) and interpretations  (IFRIC) that have not yet come into effect. In general, the following standards are expected to have the most significant impact on current accounting regulation:

•	IFRS 17 Insurance Contracts
•	IFRS 10 and IAS 28 (amendments) Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
•	Amendments to IFRS 3 Definition of a business
•	Amendments to IAS 1 and IAS 8 Definition of material

TORM has assessed the accounting standards and interpretations not yet adopted and does not expect the new standards to have any material impact on neither TORM’s figures nor the disclosures.

ACCOUNTING POLICIES

Consolidation principles

The consolidated financial statements comprise the financial statements of the Parent Company, TORM plc and entities controlled by the Company and its subsidiaries. Control is achieved when the Company has all the following:

•	Power over the investee
•	Exposure, or rights, to variable returns from its involvement with the investee
•	The ability to use its power over the investee to affect the amounts of the investor’s returns

The Company should reassess whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities unilaterally. The Company considers all facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power, including:

•	The size of the Company’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders
•	Potential voting rights held by the Company, other vote holders or other parties
•	Rights arising from other contractual arrangements
•

Any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time when decisions need to be made, including voting pattern at previous shareholders’ meetings

Entities in which the Group exercises significant but not controlling influence are regarded as associated companies and are accounted for using the equity method.

Companies which are managed jointly by agreement with one or more companies and therefore are subject to joint control (joint ventures) are accounted for using the equity method.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company loses control over the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated income statement and other comprehensive income from the date on which the Company obtains control until the date when the Company loses control over the subsidiary.

The consolidated financial statements are prepared on the basis of the financial statements of the Parent Company, its subsidiaries and the Company’s share of the income statement and balance sheet of joint operations by combining items of a uniform nature and eliminating intercompany transactions, balances and shareholdings as well as realized and unrealized gains and losses on transactions between the consolidated entities. The financial statements used for consolidation purposes are prepared in accordance with the Company’s accounting policies.

The consolidated financial statements following a reverse acquisition are issued under the name of the legal parent (accounting acquiree) but as a continuation of the financial statements of the legal subsidiary (accounting acquirer). The accounting acquirer’s legal capital is adjusted retrospectively to reflect the legal capital of the accounting acquiree. Comparative information is adjusted accordingly.

Foreign currencies

The functional currency of all significant entities, including subsidiaries and associated companies, is United States dollars (USD), because the Company’s vessels operate in international shipping markets, in which income and expenses are settled in USD, and because the Company’s most significant assets and liabilities in the form of vessels and related liabilities are denominated in USD. Transactions in currencies other than the functional currency are translated into the functional currency at the transaction date. Cash, receivables and payables and other monetary items denominated in currencies other than the functional currency are translated into the functional currency at the exchange rate at the balance sheet date. Gains or losses due to differences between the exchange rate at the transaction date and the exchange rate at the settlement date or the balance sheet date are recognized in the income statement under “Financial income” and “Financial expenses”.

The reporting currency of the Company is USD. Upon recognition of entities with functional currencies other than USD, the financial statements are translated into USD. Income statement items are translated into USD at the average exchange rate for the year, whereas balance sheet items are translated at the exchange rate as of the balance sheet date. Exchange differences arising from the translation of financial statements into USD are recognized as a separate component in "Other comprehensive income”. On the disposal of an entity, the cumulative amount of the exchange differences recognized in the separate component of equity relating to that entity is transferred to the income statement as part of the gain or loss on disposal.

Derivative financial instruments and hedge accounting

Derivative financial instruments, primarily forward currency exchange contracts, forward freight agreements, interest rate hedges and forward contracts regarding bunker purchases, are entered into to eliminate risks relating to future fluctuations in prices and interests,  etc. on future committed or anticipated transactions. TORM applies hedge accounting under the specific rules on cash flow hedges when appropriate as described below for each type of derivative.

Derivative financial instruments are initially recognized in the balance sheet at fair value at the date when the derivative contract is entered into and are subsequently measured at their fair value as other receivables or other liabilities, respectively.

Changes in the fair value of derivative financial instruments that are designated as cash flow hedges and deemed to be effective are recognized directly in “Other comprehensive income”. When the hedged transaction is recognized in the income statement, the cumulative value adjustment recognized in “Other comprehensive income” is transferred to the income statement and included in the same line as the hedged transaction. However, when the hedged transaction results in the recognition of a fixed asset, the gains and losses previously accumulated in “Other comprehensive income” are transferred from “Other comprehensive income” and included in the initial measurement of the cost of the fixed asset. Changes in the fair value of a portion of a hedge deemed to be ineffective are recognized in the income statement.

Changes in the fair value of derivative financial instruments that are not designated as hedges are recognized in the income statement. While effectively reducing cash flow risk in accordance with the Company’s risk management policy, certain forward freight agreements and forward contracts regarding bunker purchases do not qualify for hedge accounting. Changes in fair value of these derivate financial instruments are therefore recognized in the income statement under “Financial income” or “Financial expenses” for interest rate swaps with cap features, under “Revenue” for forward freight agreements and under “Port expenses, bunkers and commissions” for forward bunker contracts.

Changes in the fair value of derivative financial instruments that are not designated as hedges are recognized in the income statement. While effectively reducing cash flow risk in accordance with the Company's risk management policy and certain forward freight agreements and forward contracts regarding bunker purchases do not qualify for hedge accounting. Changes in fair value of these derivative financial instruments are therefore recognized in the income statement under "Financial income" or "Financial expenses" for interest rate swaps with cap features, under "Revenue" for forward freight agreements and under "Port expenses, bunkers and commissions" for forward bunker contracts.

Segment information

The segmentation is based on the Group’s internal management and reporting structure. The Group only has one reportable segment, the Tanker Segment, for which the services provided primarily comprise transportation of refined oil products such as gasoline, jet fuel and naphtha.

The Group has only one geographical segment, because the Company considers the global market as a whole, and as the individual vessels are not limited to specific parts of the world. Furthermore, the internal management reporting does not provide such information. Consequently, it is not possible to provide geographical segment information on revenue from external customers or non-current segment assets.

Employee benefits

Wages, salaries, social security contributions, holiday and sick leave, bonuses and other monetary and non-monetary benefits are recognized in the year in which the employees render the associated services. Please also refer to the accounting policy for share-based payment.

Pension plans

The Group has entered into defined contribution plans only. Pension costs related to defined contribution plans are recorded in the income statement in the year to which they relate.

Leases

TORM assesses whether a contract is or contains a lease at inception of the contract and recognizes right-of-use assets and corresponding lease liabilities at the lease commencement date, except for short-term leases and leases of low value. For these leases, TORM recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease.

Agreements to charter in vessels and to lease  land and buildings and other plant and operating equipment for which TORM substantially has the control are recognized on the balance sheet as right-of-use assets and initially measured cost, which comprises the initial amount of the lease liabilities adjusted for any lease payments made at or before the commencement date. Subsequently the right-of-use assets are measured at cost less accumulated depreciation and impairment losses. The right-of-use assets are depreciated and written down under the same accounting policy as the vessels owned by the Company or over the lease period depending on the lease terms.

The corresponding lease obligation is recognized as a liability in the balance sheet  under "Borrowings" and initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, in case that rate cannot be determined, TORM's incremental borrowing rate. Subsequently lease liabilities are measured at amortized cost using the effective interest method, where the lease liabilities are remeasured when there is a change in future lease payments.

Sale and leaseback

Following a sale transaction, agreements to immediately charter-in the related vessels (sale and leaseback) but for which TORM maintains substantially all the risks and rewards incidental to economic ownership,  the proceeds received are presented as a financial liability in "Borrowings". No gain or loss is recorded, and the asset remains recognized on the balance sheet.

TORM has three sale and leaseback agreements previously accounted for as financial leases in accordance with IAS 17. The right-of-use assets and related lease liabilities are presented as a part of "Vessels and capitalized dry-docking" and "Borrowings" respectively.

INCOME STATEMENT

Revenue

Income is recognized in the income statement when:

•	The income generating activities have been carried out on the basis of a binding agreement
•	The income can be measured reliably
•	It is probable that the economic benefits associated with the transaction will flow to the Company
•	Costs relating to the transaction can be measured reliably

Revenue comprises freight, charter hire and demurrage revenues from the vessels and gains and losses on forward freight agreements. Revenue is recognized when or as performance obligations are satisfied by transferring the promised goods or services to the customer, i.e. at a point in time or over time provided that the stage of completion can be measured reliably. Revenue is measured at the consideration the Group expects to be entitled to.

The completion is determined using the load-to-discharge method based on the percentage of the estimated duration of the voyage completed at the reporting date. Freight revenue and related voyage and operating costs are recognized in the income statement according to the entered charter parties from the date of load to the date of delivery of the cargo (discharge).

Accordingly, freight, charter hire and demurrage revenue are recognized at selling price upon delivery of the service as specified in the agreement with the charter parties.

Cross-over voyages

Revenue is recognized upon delivery of services in accordance with the terms and conditions of the charter parties. For cross-over voyages (voyages in progress at the end of a reporting period), the uncertainty and the dependence on estimates are greater than for finalized voyages. The Company recognizes a percentage of the estimated revenue for the voyage equal to the percentage of the estimated duration of the voyage completed at the balance sheet date. The estimate of revenue is based on the expected duration and destination of the voyage.

When recognizing revenue, there is a risk that the actual number of days it takes to complete the voyage will differ from the estimate, and for time charter parties a lower day rate may have been agreed for additional days. The contract for a single voyage may state several alternative destination ports. The destination port may change during the voyage, and the rate may vary depending on the destination port. Changes to the estimated duration of the voyage as well as changing destinations and weather conditions will affect the voyage expenses.

Demurrage revenue

Freight contracts contain conditions regarding the amount of time available for loading and discharging of the vessel. If these conditions are breached, TORM is compensated for the additional time incurred in the form of demurrage revenue. Demurrage revenue is recognized in accordance with the terms and conditions of the charter parties. Upon completion of the voyage, the Company assesses the time spent in port, and a demurrage claim based on the relevant contractual conditions is submitted to the charterers.

The claim will often be met by counterclaims due to differences in the interpretation of the agreement compared to the actual circumstances of the additional time used. Based on previous experience, 95% of the demurrage claim submitted is recognized as demurrage revenue upon initial recognition. The Company receives the demurrage payment upon reaching final agreement on the amount, which on average is approximately 100 days after the original demurrage claim was submitted. Any adjustments to the final agreement are recognized as demurrage revenue.

Port expenses, bunkers and commissions

Port expenses, bunker fuel consumption and commissions are recognized as incurred. To the extent the costs are recoverable, costs directly attributable to relocate the vessel to the load port are capitalized and amortized over the course of the transportation period.

Gains and losses on forward bunker contracts and write-down and provisions for losses on freight receivables are included in this line.

Freight and bunker derivatives

Freight and bunker derivatives comprise fair value adjustments and gains and losses on forward freight agreements, forward bunker contracts and other derivative financial instruments directly relating to shipping activities. The freight and bunker derivatives that qualify for hedge accounting are recognized in Revenue and Port expense, bunkers and commissions respectively, at the same time as the hedged items are recognized in profit and loss. Fair value adjustments of derivatives that do not qualify for hedge accounting are recognized in the same line when incurred.

Charter hire

Charter hire comprises expenses related to the chartering in of vessels on short-term agreements under 12 months in order to achieve the net revenue for the year.

Operating expenses

Operating expenses, which comprise crew expenses, repair and maintenance expenses and tonnage duty, are expensed as incurred.

Profit from sale of vessels

Profit from sale of vessels is recognized at the time of delivery to the buyer, representing the difference between the sales price less costs to sell and the carrying value of the vessel.

Administrative expenses

Administrative expenses, which comprise administrative staff costs, management costs, office expenses and other expenses relating to administration, are expensed as incurred.

Other operating expenses

Other operating expenses primarily comprise chartering commissions and management fees paid to commercial and technical managers for managing the fleet and profits and losses deriving from the disposal of fixed assets other than vessels.

Depreciation and impairment losses and reversals of impairment losses

Depreciation and impairment losses comprise depreciation of tangible fixed assets for the year as well as the write-down of the value of assets by the amount by which the carrying amount of the asset exceeds its recoverable amount. In the event of indication of impairment, the carrying amount is assessed, and the value of the asset is written down to its recoverable amount equal to the higher of value in use based on net present value of future earnings from the assets and its fair value less costs to sell.

Subsequent reversal of impairment losses are recognized if the recoverable amount exceeds the carrying amount to the extent that the carrying amount does not exceed the carrying amount without any historic impairment losses.

Financial income

Financial income comprises interest income, realized and unrealized exchange rate gains relating to transactions in currencies other than the functional currency, realized gains from other equity investments and securities, unrealized gains from securities, dividends received and other financial income including payments under interest rate hedge instruments.

Interest is recognized in accordance with the accrual basis of accounting taking into account the effective interest rate. Dividends from other investments are recognized when the right to receive payment has been decided, which is typically when the dividend has been declared and can be received without conditions.

Financial expenses

Financial expenses comprise interest expenses, financing costs of finance leases, realized and unrealized exchange rate losses relating to transactions in currencies other than the functional currency, realized losses from other equity investments and securities, unrealized losses from securities and other financial expenses including payments under interest rate hedge instruments.

Interest is recognized in accordance with the accrual basis of accounting taking into account the effective interest rate.

Tax

Tax expenses comprise the expected tax including tonnage tax on the taxable income for the year for the Group, adjustments relating to previous years and the change in deferred tax for the year. However, tax relating to items in other comprehensive income is recognized directly in the statement of other comprehensive income.

BALANCE SHEET

Vessels

Vessels consist of owned vessels and leased vessels. The accounting policy for leased vessels is specified under "Leases" and "Sale and leaseback" above. Owned vessels are measured at cost less accumulated depreciation and accumulated impairment losses. Cost comprises acquisition cost and costs directly related to the acquisition up until the time when the asset is ready for use, including interest expenses incurred during the period of construction based on the loans obtained for the vessels. All major components of vessels (scrubbers, etc.) except for dry-docking costs are depreciated on a straight-line basis to the estimated residual value over their estimated useful lives, which TORM estimates to be 25 years. The Company considers that a 25‑year depreciable life is consistent with what is used by other shipowners with comparable tonnage. Depreciation is based on cost less the estimated residual value. Residual value is estimated as the lightweight tonnage of each vessel multiplied by scrap value per ton. The useful life and the residual value of the vessels are reviewed at least at each financial year-end based on market conditions, regulatory requirements and the Company’s business plans.

The Company also evaluates the carrying amounts to determine if events have occurred that indicate impairment and would require a modification of the carrying amounts. Prepayment on vessels is measured at costs incurred.

Dry-docking

Approximately every 24 and 60 months, depending on the nature of work and external requirements, the vessels are required to undergo planned dry-dockings for replacement of certain components, major repairs and major maintenance of other components, which cannot be carried out while the vessels are operating. These dry-docking costs are capitalized and depreciated on a straight-line basis over the estimated period until the next dry-docking. The residual value of such components is estimated at nil. The useful life of the dry-docking costs is reviewed at least at each financial year-end based on market conditions, regulatory requirements and TORM’s business plans. A portion of the cost of acquiring a new vessel is allocated to the components expected to be replaced or refurbished at the next dry-docking. Depreciation hereof is carried over the period until the next dry-docking. For newbuildings, the initial dry-docking asset is estimated based on the expected costs related to the first-coming dry-docking, which again is based on experience and past history of similar vessels. For second-hand vessels, a dry-docking asset is also segregated and capitalized separately, taking into account the normal docking intervals of the vessels.

At subsequent dry-dockings, the costs comprise the actual costs incurred at the dry-docking yard. Dry-docking costs may include the cost of hiring crews to carry out replacements and repairs, the cost of parts and materials used, the cost of travel, lodging and supervision of Company personnel as well as the cost of hiring third-party personnel to oversee a dry-docking. Dry-docking activities include, but are not limited to, the inspection, service on turbocharger, replacement of shaft seals, service on boiler, replacement of hull anodes, applying of anti-fouling and hull paint, steel repairs as well as refurbishment and replacement of other parts of the vessel.

Prepayments on vessels

Prepayments consist of prepayments related to newbuilding contracts for vessels not yet delivered and include the share of borrowing costs that are directly attributable to the acquisition of the underlying vessel. When a vessel is delivered, the prepaid amount is reallocated to the financial statement line “Vessels and capitalized dry-docking”.

Land and buildings and other plant and operating equipment

Land and buildings and other plant and operating equipment consist of leaseholds regarding office buildings, leasehold improvements, company cars, IT equipment and software and is measured at historical cost less accumulated depreciation and any impairment loss. Any subsequent cost is included in the asset’s carrying amount or recognized as a separate asset only when it is probable that future economic benefits are associated with the item and the cost of the item can be measured reliably. Depreciation is based on the straight-line method over the estimated useful life of the assets. The current estimates are:

•	Office buildings: Over the shorter of the remaining leasing term and the estimated useful life
•	Leasehold improvements: Over the shorter of the remaining leasing term and the estimated useful life
•	Company cars: Over the lease term, typically 3 years
•	IT equipment: 3-5 years
•	Software: 3-5 years
•	Other equipment 3-5 years

The depreciation commences when the asset is available for use, i.e. when it is in the location and condition necessary for it to be capable of operating in the manner intended by Management. For a right-of-use asset, depreciation commences at the commencement date of the lease.

Financial assets

Financial assets are initially recognized at the settlement date at fair value plus transaction costs, except for financial assets at fair value through profit or loss, which are recognized at fair value. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred.

Investments in joint ventures

Investments in joint ventures comprise investments in companies which by agreement are managed jointly with one or more companies and therefore are subject to joint control and in which the parties have rights to the net assets of the joint venture. Joint ventures are accounted for using the equity method. Under the equity method, the investment in joint ventures is initially recognized at cost and thereafter adjusted to recognize TORM’s share of the profit or loss in the joint venture. When TORM’s share of losses in a joint venture exceeds the investment in the joint venture, TORM discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that TORM has incurred legal or constructive obligations or made payments on behalf of the joint venture.

Loan receivables

Loan receivables are initially recognized on the balance sheet as fair value less transaction costs. Subsequent to initial recognition, loan receivables are measured at amortized cost. Amortized cost is defined as the amount initially recognized deducted by principal repayments and allowances for the expected credit loss (ECL).

Receivables

Outstanding freight receivables and other receivables that are expected to be realized within 12 months from the balance sheet date are classified as “Freight receivables” or “Other receivables” and presented as current assets.

Receivables are at initial recognition measured at their transaction price less allowance for expected credit losses over the lifetime of the receivable and are subsequenly measured at amortized cost adjusted for changes in expected credit losses. Derivative financial instruments included in other receivables are measured at fair value.

Expected credit losses

Expected credit losses at initial recognition are determined using an ageing factor as well as a specific customer knowledge, such as customers’ ability to pay, considering historical information about payment patterns, credit risks, customer concentrations, customer creditworthiness as well as prevailing economic conditions. The estimates are updated subsequently, and if the debtor's ability to pay is becoming doubtful, expected credit losses are calculated on an individual basis. When there are no reasonable expectations of recovering the credit losses, the receivable is written off in part or entirely.

Impairment of assets

Non-current assets are reviewed at least annually to determine any indication of impairment due to a significant decline in either the assets’ market value or in the cash flows generated by the assets. In case of such indication, the recoverable amount of the asset is estimated as the higher of the asset’s fair value less costs to sell and its value in use. The value in use is the present value of the future cash flows expected to derive from a cash generating unit (CGU), utilizing a pre-tax discount rate that reflects current market estimates of the time value of money and the risks specific to the unit for which the estimates of future cash flows have not been adjusted. If the recoverable amount is less than the carrying amount of the cash generating unit, the carrying amount is reduced to the recoverable amount.

The impairment loss is recognized immediately in the income statement. Where an impairment loss subsequently reverses, the carrying amount of the cash generating unit is increased to the revised estimate of the recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined, had no impairment loss been recognized in prior years.

The Management in TORM has assessed the inflow of cash in TORM to allocate these into separate cash generating units (CGU). Management has assessed that TORM only has one CGU.

For the purpose of assessing impairment, assets and time charter and bareboat contracts are grouped at the lowest levels at which impairment is monitored for internal management purposes.

Bunkers

Bunkers and lube oil are stated at the lower of cost and net realizable value. Cost is determined using the FIFO method and includes expenditure incurred in acquiring the bunkers and lube oil and cost of delivery less discounts.

Assets held for sale

Assets are classified as held-for-sale if the carrying amount will be recovered principally through a sales transaction rather than through continuing use. This condition is regarded as met only when the asset is available for immediate sale in its present condition subject to terms that are usual and customary for sales of such assets, and when its sale is highly probable. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

Assets held for sale mainly refer to vessels being sold and are measured at the lower of their previous carrying amount and fair value less costs to sell.

Gains are recognized on delivery to the new owners in the income statement in the item “Profit from sale of vessels”. Anticipated losses are recognized at the time when the asset is classified as held-for-sale in the item “Impairment losses on tangible and intangible assets”.

Treasury shares

Treasury shares are recognized as a separate component of equity at cost. Upon subsequent disposal of treasury shares, any consideration is also recognized directly in equity.

Share-based payments

The Group makes equity-settled share-based payments to certain employees, which are measured at fair value at the date of grant and expensed on a straight-line basis over the vesting period, based on the Group’s estimate of shares that will eventually vest. The fair value of the share schemes is calculated using the Black-Scholes model at the grant date.

Dividend

Interim dividends are recognized as a liability at the time of declaration. Any year-end dividend is recognized as a liability at the date of approval at the AGM.

Provisions

Provisions are recognized when the Group has a legal or constructive obligation as a result of past events, and when it is probable that this will lead to an outflow of resources that can be reliably estimated. Provisions are measured at the estimated liability that is expected to arise, taking into account the time value of money.

Deferred tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. In addition, the deferred tax also constitutes the reserve in relation to the transition balance in connection with the Danish tonnage tax scheme.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realized, based on the laws that have been enacted at the balance sheet date. The deferred tax is charged through the income statement except when it relates to other comprehensive income items.

Borrowings

Borrowings consist of mortgage debt, bank loans and lease liabilities.

Borrowings, are initially measured at fair value less transaction costs. Mortgage debt and bank loans are subsequently measured at amortized cost. This means that the difference between the net proceeds at the time of borrowing and the nominal amount of the loan is recognized in the income statement as a financial expense over the term of the loan applying the effective interest method.

When terms of existing financial liabilities are renegotiated, or other changes regarding the effective interest rate occur, TORM performs a test to evaluate whether the new terms are substantially different from the original terms. If the new terms are substantially different from the original terms, TORM accounts for the change as an extinguishment of the original financial liability and the recognition of a new financial liability. Lease liabilities are measured on the commencement date of the lease at the present value of lease payments to be made over the lease term. The lease term comprises the non-cancellable period of the leasing agreement plus options to extend the lease if the exercise of the extension is reasonably certain. This assessment is made annually.

In the calculation of the present value of lease payments, TORM uses the incremental borrowing rate at the date of lease commencement. The carrying amount of lease liabilities is reassessed if there is a change in the lease term.

Trade payables

Trade payables are recognized at the fair value of the item purchased and are subsequently measured at amortized cost.

Other liabilities

Other liabilities are generally measured at amortized cost. Derivative financial instruments included in other liabilities are measured at fair value.

CASH FLOW STATEMENT

The cash flow statement shows how income and changes in the balance sheet items affect cash and cash equivalent, i.e. how cash is generated or used in the period. The cash flow statement is presented in accordance with the indirect method commencing with “Net profit/(loss) for the year”.

Cash flow from operating activities converts income statement items from the accrual basis of accounting to cash basis. Starting with “Net profit/(loss) for the year”, non-cash items are reversed and actual payments included. Further, the change in working capital is taken into account, as this shows the development in money tied up in the balance sheet.

Cash flow from investing activities comprises the purchase and sale of tangible fixed assets and financial assets as well as cash from business combinations.

Cash flow from financing activities comprises changes in borrowings, purchases or sales of treasury shares and dividend paid to shareholders.

Cash and cash equivalents including restricted cash comprise cash and short-term bank deposits with an original maturity of three months or less, net of outstanding bank overdrafts. The carrying amount of these assets is approximately equal to their fair value. Cash and cash equivalents including restricted cash at the end of the reporting period are shown in the consolidated cash flow statement and can be reconciled to the related items in the consolidated balance sheet.

The restricted cash balance primarily relates to cash provided as security for negative market values of derivatives and other cash positions.

EARNINGS PER SHARE

Basic earnings per share is calculated by dividing the consolidated net profit/(loss) for the year available to common shareholders by the weighted average number of common shares outstanding during the period. Treasury shares are not included in the calculation. Purchases of treasury shares during the period are weighted based on the remaining period.

Diluted earnings per share is calculated by adjusting the consolidated profit or loss available to common shareholders and the weighted average number of common shares outstanding for the effects of all potentially dilutive shares. Such potentially dilutive common shares are excluded when the effect of including them would be to increase earnings per share or reduce a loss per share.

CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

The preparation of financial statements in accordance with IFRS requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions are affected by the way TORM applies its accounting policies. An accounting estimate is considered critical if the estimate requires Management to make assumptions about matters subject to significant uncertainty, if different estimates could reasonably have been used, or if changes in the estimate that would have a material impact on the Company’s financial position or results of operations are reasonably likely to occur from period to period. Management believes that the accounting estimates applied are appropriate and the resulting balances are reasonable. However, actual results could differ from the original estimates requiring adjustments to these balances in future periods.

Management believes that the following is the significant accounting estimate used in the preparation of the consolidated financial statements that has a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year. Management does not believe there were any critical accounting judgements used in the preparation of the consolidated financial statements:

Management has assessed that TORM only has one CGU - the product tanker segment - because the vessels in the fleet and the cashflow are largely interchangeable, and the fleet is monitored and managed on an aggregated level as one unit, i.e. each vessel or vessel class does not generate cash inflows that are largely independent of those from other vessels or vessel classes.

Carrying amounts of vessels

The Company evaluates the carrying amounts of the vessels (including newbuildings) to determine if events have occurred that would require a modification of their carrying amounts. The valuation of vessels is reviewed based on events and changes in circumstances that would indicate that the carrying amount of the assets might not be recoverable. In assessing the recoverability of the vessels, the Company reviews certain indicators of potential impairment or indication that past impairment losses should be reversed such as reported sale and purchase prices, market demand and general market conditions. Furthermore, market valuations from leading, independent and internationally recognized shipbrokers are obtained on a quarterly basis as part of the review for potential impairment indicators. If an indication of impairment or reversal of past impairment is identified, the need for recognizing an impairment loss or a recognition of a reversal of a past impairment loss is assessed by comparing the carrying amount of the vessels to the higher of the fair value less costs to sell and the value in use.

The review for potential impairment indicators and projection of future discounted cash flows related to the vessels is complex and requires the Company to make various estimates including future freight rates, utilization, earnings from the vessels, future operating expenses and capital expenditure including dry-docking costs and discount rates. For more information on key assumptions and related sensitivities, please refer to note 8 in these financial statements. All these factors have been historically volatile. The carrying amounts of TORM’s vessels may not represent their fair market value at any point in time, as market prices of second-hand vessels to a certain degree tend to fluctuate with changes in freight rates and the cost of newbuildings. However, if the estimated future cash flow or related assumptions in the future experience change, an impairment write-down or reversal of impairment may be required.